Item 1. Report to Shareholders

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class

               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period      $  24.16   $  19.79   $  23.65   $  24.67   $  24.81   $  26.32

Investment
activities

  Net investment
  income (loss)    0.18       0.38       0.38       0.37       0.50       0.54

  Net realized
  and unrealized
  gain (loss)      0.91       4.65      (3.43)     (0.02) **   2.51       0.45

  Total from
  investment
  activities       1.09       5.03      (3.05)      0.35       3.01       0.99

Distributions

  Net investment
  income          (0.17)     (0.39)     (0.36)     (0.36)     (0.51)     (0.53)

  Net realized
  gain            (0.20)     (0.27)     (0.45)     (1.01)     (2.64)     (1.97)

  Total
  distributions   (0.37)     (0.66)     (0.81)     (1.37)     (3.15)     (2.50)

NET ASSET VALUE

End of period  $  24.88   $  24.16   $  19.79   $  23.65   $  24.67   $  24.81
               ---------------------------------------------------------------

Ratios/Supplemental Data

Total return^      4.55%     25.78%    (13.04)%     1.64%     13.12%      3.82%

Ratio of total
expenses to
average net
assets             0.75%!     0.78%       0.79%     0.80%      0.78%      0.77%

Ratio of net
investment
income (loss)
to average
net assets         1.47%!     1.80%       1.72%     1.53%      2.01%      1.95%

Portfolio
turnover rate      14.2%!     11.8%       15.2%     17.3%      21.9%      21.8%

Net assets,
end of period
(in
millions)      $  13,565  $  12,160    $  8,954 $  10,128  $  10,187  $  12,321

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                      6 Months        Year                             3/31/00
                         Ended       Ended                             Through
                       6/30/04    12/31/03    12/31/02    12/31/01    12/31/00

NET ASSET VALUE

Beginning of period  $   24.12   $   19.75   $   23.63   $   24.68   $   23.24

Investment activities

  Net investment
  income (loss)           0.16        0.35        0.37        0.34        0.36

  Net realized and
  unrealized gain
  (loss )                 0.91        4.64       (3.45)      (0.02)       3.41

  Total from
  investment
  activities              1.07        4.99       (3.08)       0.32        3.77

Distributions

  Net investment
  income                 (0.15)      (0.35)      (0.35)      (0.36)      (0.40)

  Net realized
  gain                   (0.20)      (0.27)      (0.45)      (1.01)      (1.93)

Total
distributions            (0.35)      (0.62)      (0.80)      (1.37)      (2.33)

NET ASSET VALUE

End of period        $   24.84   $   24.12   $   19.75   $   23.63   $   24.68
                     ---------------------------------------------------------

Ratios/Supplemental Data

Total return^           4.47%        25.59%    (13.18)%       1.51%    16.62%

Ratio of total
expenses to
average net assets      0.93%!        0.93%       0.94%       0.90%     0.60%!

Ratio of net investment
income (loss) to
average net assets      1.29%!        1.65%       1.72%       1.44%     2.09%!

Portfolio turnover
rate                    14.2%!        11.8%       15.2%       17.3%     21.9%!

Net assets,
end of period
(in
thousands)      $   1,858,953 $   1,569,879 $   878,375 $   307,957   $   851

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

R Class

                               6 Months               Year             9/30/02
                                  Ended              Ended             Through
                                6/30/04           12/31/03            12/31/02

NET ASSET VALUE

Beginning of period            $  24.14           $  19.78            $  18.54

Investment activities

  Net investment income (loss)     0.12               0.30                0.09!!

  Net realized and unrealized
  gain (loss)                      0.91               4.64                1.61!!

  Total from investment
  activities                       1.03               4.94                1.70

Distributions

  Net investment income           (0.13)             (0.31)              (0.11)

  Net realized gain               (0.20)             (0.27)              (0.35)

Total distributions               (0.33)             (0.58)              (0.46)

NET ASSET VALUE

End of period                  $  24.84           $  24.14            $  19.78
                               -----------------------------------------------

Ratios/Supplemental Data

Total return^                     4.30%              25.27%              9.15%

Ratio of total expenses
to average net assets             1.22%!              1.18%              1.08%!

Ratio of net investment
income (loss) to
average net assets                1.01%!              1.43%              3.22%!

Portfolio turnover rate           14.2%!              11.8%              15.2%!

Net assets, end of
period (in thousands)         $  43,722           $  26,590           $  5,759

!! The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Portfolio of Investments (1)                  Shares/$ Par                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


COMMON STOCKS   94.4%


CONSUMER DISCRETIONARY   17.3%


Automobiles   0.4%

Ford Motor                                       3,500,000               54,775

                                                                         54,775

Distributors   0.9%

Genuine Parts                                    3,500,000              138,880

                                                                        138,880

Hotels, Restaurants & Leisure   2.5%

Hilton                                           5,520,000              103,003

McDonald's                                       5,500,000              143,000

Starwood Hotels & Resorts
Worldwide, Class B                               3,000,000              134,550

                                                                        380,553

Household Durables   1.9%

Fortune Brands                                   1,800,000              135,774

Newell Rubbermaid                                7,000,000              164,500

                                                                        300,274

Leisure Equipment & Products   2.0%

Eastman Kodak                                    5,250,000              141,645

Hasbro                                           2,000,000               38,000

Mattel                                           7,500,000              136,875

                                                                        316,520

Media   7.8%

Comcast, Class A *                               6,000,000              168,180

Disney                                           6,987,100              178,101

Dow Jones !                                      3,408,400              153,719

Knight-Ridder                                    1,650,000              118,800

New York Times, Class A                          4,250,000              190,018

Time Warner *                                   11,000,000              193,380

Viacom, Class B                                  5,500,000              196,460

                                                                      1,198,658

Multiline Retail   0.5%

May Department Stores                            2,750,000               75,597

                                                                         75,597

Specialty Retail   1.3%

Home Depot                                       4,000,000              140,800

Toys "R" Us *                                    4,000,000               63,720

                                                                        204,520

Total Consumer Discretionary                                          2,669,777


CONSUMER STAPLES   5.8%


Food & Staples Retailing   0.0%

Winn-Dixie                                         102,300                  737

                                                                            737

Food Products   2.6%

Campbell Soup                                    5,000,000              134,400

ConAgra                                          2,000,000               54,160

General Mills                                    2,500,000              118,825

Unilever GDS (EUR)                               1,400,000               95,670

                                                                        403,055

Household Products   2.0%

Clorox                                           1,500,000               80,670

Colgate-Palmolive                                1,500,000               87,675

Kimberly-Clark                                   2,200,000              144,936

                                                                        313,281

Tobacco   1.2%

Altria Group                                     1,750,000               87,587

UST                                              2,600,000               93,600

                                                                        181,187

Total Consumer Staples                                                  898,260


ENERGY   10.3%


Energy Equipment & Services   0.8%

Baker Hughes                                     1,100,000               41,415

Schlumberger                                     1,400,000               88,914

                                                                        130,329

Oil & Gas   9.5%

Amerada Hess                                     3,250,000              257,368

Anadarko Petroleum                               2,000,000              117,200

BP ADR                                           3,000,000              160,710

ChevronTexaco                                    3,000,000              282,330

El Paso Energy                                   4,500,000               35,460

Exxon Mobil                                      6,750,000              299,767

Marathon Oil                                     1,000,000               37,840

Royal Dutch Petroleum ADS                        4,250,000              219,598

Unocal                                           1,500,000               57,000

                                                                      1,467,273

Total Energy                                                          1,597,602


FINANCIALS   18.2%


Capital Markets   2.9%

Charles Schwab                                   5,250,000               50,453

Federated Investors, Class B                     1,000,000               30,340

Janus Capital Group                              1,500,000               24,735

Mellon Financial                                 4,000,000              117,320

Morgan Stanley                                   3,000,000              158,310

Northern Trust                                   1,500,600               63,445

                                                                        444,603

Commercial Banks   5.8%

Bank of America                                  3,127,675              264,664

Bank of Ireland (EUR)                            1,500,000               20,025

Bank One                                         4,250,000              216,750

Mercantile Bankshares                            1,750,000               81,935

National City                                    2,100,000               73,521

SunTrust                                         2,000,000              129,980

Wells Fargo                                      1,300,000               74,399

Wilmington Trust                                 1,000,000               37,220

                                                                        898,494

Consumer Finance   1.0%

American Express                                 3,000,000              154,140

                                                                        154,140

Diversified Financial Services   1.5%

Citigroup                                        2,240,000              104,160

J.P. Morgan Chase                                3,300,000              127,941

                                                                        232,101

Insurance   5.8%

Chubb                                            1,600,000              109,088

Lincoln National                                 2,730,188              129,001

Marsh & McLennan                                 5,000,000              226,900

SAFECO                                           3,500,000              154,000

Saint Paul Companies                             3,941,950              159,807

UnumProvident                                    7,000,000              111,300

                                                                        890,096

Real Estate   0.5%

Simon Property Group, REIT                       1,500,000               77,130

                                                                         77,130

Thrifts & Mortgage Finance   0.7%

Fannie Mae                                       1,600,000              114,176

                                                                        114,176

Total Financials                                                      2,810,740


HEALTH CARE   9.5%


Biotechnology   0.6%

MedImmune *                                      4,000,000               93,600

                                                                         93,600

Health Care Equipment & Supplies   1.0%

Baxter International                             4,500,000              155,295

                                                                        155,295

Health Care Providers & Services   0.9%

CIGNA                                            2,000,000              137,620

                                                                        137,620

Pharmaceuticals   7.0%

Abbott Laboratories                              2,250,000               91,710

Bristol-Myers Squibb                             9,000,000              220,500

Johnson & Johnson                                3,750,000              208,875

Merck                                            5,500,000              261,250

Schering-Plough                                  6,250,000              115,500

Wyeth                                            5,000,000              180,800

                                                                      1,078,635

Total Health Care                                                     1,465,150

INDUSTRIALS & BUSINESS SERVICES   13.6%


Aerospace & Defense   4.6%

Honeywell International                          7,250,000              265,567

Lockheed Martin                                  3,000,000              156,240

Raytheon                                         4,250,000              152,023

Rockwell Collins                                 4,228,400              140,890

                                                                        714,720

Commercial Services & Supplies   1.3%

Dun & Bradstreet *                               1,250,000               67,388

Waste Management                                 4,560,000              139,764

                                                                        207,152

Electrical Equipment   2.4%

Cooper Industries, Class A                       3,000,000              178,230

Emerson Electric                                 1,100,000               69,905

Hubbell, Class B                                   400,000               18,684

Rockwell Automation                              2,700,000              101,277

                                                                        368,096

Industrial Conglomerates   2.1%

GE                                              10,000,000              324,000

                                                                        324,000

Machinery   0.7%

Pall                                             4,500,000              117,855

                                                                        117,855

Road & Rail   2.1%

Norfolk Southern                                 4,200,000              111,384

Union Pacific                                    3,500,000              208,075

                                                                        319,459

Trading Companies & Distributors   0.4%

W. W. Grainger                                   1,000,000               57,500

                                                                         57,500

Total Industrials & Business Services                                 2,108,782

INFORMATION TECHNOLOGY   4.1%


Communications Equipment   1.7%

Lucent Technologies *                           11,250,000               42,525

Motorola                                         8,000,000              146,000

Nokia ADR                                        5,000,000               72,700

                                                                        261,225

Computer & Peripherals   0.9%

Hewlett-Packard                                  6,920,625              146,025

                                                                        146,025

Semiconductor & Semiconductor Equipment   0.4%

Agere Systems, Class A *                         1,402,610                3,226

Texas Instruments                                2,500,000               60,450

                                                                         63,676

Software   1.1%

Microsoft                                        6,000,000              171,360

                                                                        171,360

Total Information Technology                                            642,286


MATERIALS   6.3%


Chemicals   3.2%

Dow Chemical                                     3,500,000              142,450

DuPont                                           3,000,000              133,260

Great Lakes Chemical !                           2,700,000               73,062

Hercules *                                       4,641,400               56,579

International Flavors & Fragrances               2,250,000               84,150

                                                                        489,501

Construction Materials   0.1%

Vulcan Materials                                   500,000               23,775

                                                                         23,775

Metals & Mining   1.2%

Alcoa                                            2,000,000               66,060

Nucor                                            1,500,000              115,140

                                                                        181,200

Paper & Forest Products   1.8%

International Paper                              4,000,000              178,800

MeadWestvaco                                     3,250,000               95,517

                                                                        274,317

Total Materials                                                         968,793


TELECOMMUNICATION SERVICES   5.3%


Diversified Telecommunication Services   5.3%

Alltel                                           2,750,000              139,205

AT&T                                             3,750,000               54,863

Qwest Communications International *            32,000,000              114,880

SBC Communications                               5,750,000              139,437

Sprint                                           8,500,000              149,600

Verizon Communications                           6,000,000              217,140

Total Telecommunication Services                                        815,125


UTILITIES   4.0%


Electric Utilities   1.5%

FirstEnergy                                      2,500,000               93,525

Teco Energy                                      1,500,000               17,985

TXU                                              3,250,000              131,658

                                                                        243,168

Gas Utilities   0.8%

NiSource                                         6,000,000              123,720

                                                                        123,720

Multi-Utilities & Unregulated Power   1.7%

Constellation Energy Group                       3,000,000              113,700

Duke Energy                                      7,250,000              147,102

                                                                        260,802

Total Utilities                                                         627,690


Total Common Stocks (Cost  $12,172,754)                              14,604,205

CONVERTIBLE PREFERRED STOCKS   0.4%


Ford Motor Company Capital Trust II                574,000               31,432

UnumProvident *!!@                               1,455,000               36,093


Total Convertible Preferred Stocks
(Cost  $65,075)                                                          67,525


CONVERTIBLE BONDS   0.5%


Lucent Technologies, 8.00%, 8/1/31              66,228,000               74,634


Total Convertible Bonds
(Cost  $71,735)                                                          74,634


SHORT-TERM INVESTMENTS   4.6%


Money Market Fund   4.6%

T. Rowe Price Reserve
Investment Fund, 1.16% #!                      710,000,294              710,000

Total Short-Term Investments
(Cost  $710,000)                                                        710,000

Total Investments in Securities

99.9% of Net Assets
(Cost $13,019,564)                                              $    15,456,364
                                                                ---------------

(1)   Denominated in U.S. dollar unless otherwise noted

#     Seven-day yield

*     Non-income producing

!     Affiliated company - See Note 2.

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $36,093 and represents 0.2% of net assets

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees

ADR   American Depository Receipts

ADS   American Depository Shares

EUR   Euro

GDS   Global Depository Shares

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value

  Affiliated companies
  (cost $979,232)                                          $            936,781

  Other companies (cost $12,040,332)                                 14,519,583

Total investments in securities                                      15,456,364

Other assets                                                             88,992

Total assets                                                         15,545,356

Liabilities

Total liabilities                                                        77,296

NET ASSETS                                                 $         15,468,060
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              3,879

Undistributed net realized gain (loss)                                  223,393

Net unrealized gain (loss)                                            2,436,807

Paid-in-capital applicable to 621,829,637
no par value shares of beneficial interest
outstanding; unlimited shares authorized                             12,803,981

NET ASSETS                                                 $         15,468,060
                                                           --------------------


NET ASSET VALUE PER SHARE


Investor Class
($13,565,384,610/545,221,753 shares outstanding)           $              24.88
                                                           --------------------

Advisor Class
($1,858,953,228/74,847,676 shares outstanding)             $              24.84
                                                           --------------------

R Class
($43,722,154/1,760,208 shares outstanding)                 $              24.84
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income
  Dividend                                                 $            157,165

  Interest                                                                4,280

  Securities lending                                                        173

  Total income                                                          161,618

Expenses
  Investment management                                                  41,154

  Shareholder servicing

    Investor Class                                                       10,991

    Advisor Class                                                           864

    R Class                                                                  27

  Rule 12b-1 fees

    Advisor Class                                                         2,154

    R Class                                                                  77

  Registration                                                              271

  Prospectus and shareholder reports

    Investor Class                                                          192

    Advisor Class                                                            73

    R Class                                                                   1

  Custody and accounting                                                    255

  Legal and audit                                                            19

  Trustees                                                                   12

  Miscellaneous                                                              11

  Total expenses                                                         56,101

  Expenses paid indirectly                                                   (2)

  Net expenses                                                           56,099

Net investment income (loss)                                            105,519

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                            226,261

  Foreign currency transactions                                            (219)

  Net realized gain (loss)                                              226,042

Change in net unrealized gain (loss)
  Securities                                                            316,576

  Other assets and liabilities
  denominated in foreign currencies                                           7

  Change in net unrealized gain (loss)                                  316,583

Net realized and unrealized gain (loss)                                 542,625

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            648,144
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $       105,519      $       200,509

  Net realized gain (loss)                         226,042              269,768

  Change in net unrealized gain (loss)             316,583            2,254,536

  Increase (decrease) in net
  assets from operations                           648,144            2,724,813

Distributions to shareholders
  Net investment income

    Investor Class                                 (90,534)            (187,746)

    Advisor Class                                  (10,904)             (19,685)

    R Class                                           (202)                (257)

  Net realized gain

    Investor Class                                (104,347)            (133,655)

    Advisor Class                                  (14,103)             (16,784)

    R Class                                           (260)                (283)

  Decrease in net assets
  from distributions                              (220,350)            (358,410)

Capital share transactions *
  Shares sold

    Investor Class                               1,710,604            2,152,244

    Advisor Class                                  351,687              715,816

    R Class                                         21,588               21,501

  Distributions reinvested

    Investor Class                                 184,709              305,659

    Advisor Class                                   24,793               36,193

    R Class                                            447                  539

  Shares redeemed

    Investor Class                                (867,088)          (1,371,563)

    Advisor Class                                 (136,720)            (304,004)

    R Class                                         (5,835)              (4,529)

  Increase (decrease) in net assets
  from capital share transactions                1,284,185            1,551,856

Net Assets

Increase (decrease) during period                1,711,979            3,918,259

Beginning of period                             13,756,081            9,837,822

End of period                              $    15,468,060      $    13,756,081
                                           ------------------------------------

(Including undistributed net investment income of $3,879 at 6/30/04 and $0 at 12/31/03)

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

*Share information
  Shares sold

    Investor Class                                  69,621              101,852

    Advisor Class                                   14,328               33,921

    R Class                                            879                  999

  Distributions reinvested

    Investor Class                                   7,590               13,867

    Advisor Class                                    1,021                1,628

    R Class                                             18                   24

  Shares redeemed

    Investor Class                                 (35,300)             (64,729)

    Advisor Class                                   (5,588)             (14,925)

    R Class                                           (239)                (212)

  Increase (decrease) in
  shares outstanding                                52,330               72,425

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. The fund has three classes of shares: the Equity Income Fund original share class, referred to in this report as the Investor Class, offered since October 31, 1985, Equity Income Fund--Advisor Class (Advisor Class), offered since March 31, 2000, and Equity Income Fund--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule

12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $205,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, there were no securities on loan.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2004, the value of affiliated companies totaled $936,781,000, representing 6.1% of the value of the fund's investments in securities. For the six months then ended, $5,652,000 (3.6%) of dividend income reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,892,835,000 and $995,109,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character.

Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $13,019,564,000. Net unrealized gain aggregated $2,436,807,000 at period-end, of which $3,347,988,000 related to appreciated investments and $911,181,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25 % of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $7,001,000.

The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                             Advisor Class              R Class

Expense Limitation                                    1.00%                1.30%

Limitation Date                                    4/30/06              4/30/06

Repayment Date                                     4/30/08              4/30/08

For the six months ended June 30, 2004, each class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and R Class. Expenses incurred pursuant to these service agreements totaled $7,555 for the six months ended June 30, 2004, of which $1,286,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $3,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. At June 30, 2004, approximately 0.6% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $964,000 of Spectrum Funds' expenses, of which $654,000 related to services provided by Price and $151,000 was payable at period-end. At June 30, 2004, approximately 7.3% of the outstanding shares of the Investor Class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $3,551,000.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Equity Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Equity Income Fund


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004